Organizations and Principal Activities (Details) - Schedule of consolidated financial statements - Subsidiaries [Member] ¥ in Thousands, $ in Thousands	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Organizations and Principal Activities (Details) - Schedule of consolidated financial statements [Line Items]
Cash and cash equivalents	¥ 59,778	$ 8,925	¥ 125,064
Other current assets	328,162	48,993	382,788
Total current assets	387,940	57,918	507,852
Property and equipment, net	217,362	32,451	229,655
Right-of-use assets, net	518,160	77,359	644,886
Goodwill			28,912
Other non-current assets	225,125	33,610	333,442
Total non-current assets	960,647	143,420	1,236,895
TOTAL ASSETS	1,348,587	201,338	1,744,747
Accounts payable	214,904	32,084	261,204
Lease liabilities, current	245,678	36,679	256,178
Other current liabilities	387,396	57,837	436,031
Total current liabilities	847,978	126,600	953,413
Lease liabilities, non-current	292,386	43,652	413,593
Other non-current liabilities	21,740	3,246	24,077
Total non-current liabilities	314,126	46,898	437,670
Total liabilities	¥ 1,162,104	$ 173,498	¥ 1,391,083